Assets Held for Sale	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Assets Held for Sale
4.	Assets Held for Sale

The Company fully discontinued its production in Wuxi by the end of June 2013 due to sustained losses generated from FPC production and a lack of customers for LCM for tablets. The Company is seeking potential buyer for all its long-lived assets related to FPC production since June 2013, hence these assets were classified as assets held for sale in 2013. During 2014, $16,316 of long-lived assets was reclassified to assets held for sale, $19,035 additional impairment loss has been made on the production machineries because management assessed that the market value was lower than the net book value. No additional impairment loss was made on the asset held for sale in 2015.

$19,823 of assets held for sale was disposed with the consideration of $19,725 and a loss of $98 included in loss from discontinued operations in the year of 2014. $1,670 of assets held for sale was disposed with the consideration of $1,703 and a gain of $33 which is included in loss from discontinued operations in the year of 2015. Assets held for sale are comprised of the following:

At December 31,	2014	2015
At net book value:
Land	$2,053	$364
Buildings	18,434	17,613
Machinery and equipment	25	24
Leasehold improvements	2,343	2,239
Others	26	14

Total	$22,881	$20,254